Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (in millions)	Company-Selected Performance Measure (4)
Year					Total Shareholder Return	Peer Group Total Shareholder Return (3)
2025	$10,356,228	$7,150,486	$2,822,596	$2,174,349	$51	$126	$(259)	16.0%
2024	$6,340,720	$1,789,951	$2,043,085	$1,045,001	$59	$150	$(556)	10th
2023	$6,917,719	$7,049,544	$2,200,003	$2,229,021	$76	$130	$5	39th
2022	$6,185,762	$9,867,444	$2,058,411	$2,882,417	$81	$105	$522	45th
2021	$6,979,315	$8,273,439	$2,190,289	$2,413,753	$75	$145	$(17)	7th

Company Selected Measure Name	relative total stockholder return (“rTSR”)
Named Executive Officers, Footnote	The registrant's Principle Executive Officer (“PEO”) for the years 2021, 2022, 2023, 2024, and 2025 was Claude LeBlanc. Non-PEO NEOs for the years 2021, 2022, 2023, 2024 and 2025 were Messrs. Trick, Barranco, Ksenak, Metz (for 2025 only) and McGinnis (for 2025 only) and Ms. Smith.
Peer Group Issuers, Footnote	Peer group total stockholder return represents the performance of the S&P Completion index (SPCMI).
PEO Total Compensation Amount	$ 10,356,228	$ 6,340,720	$ 6,917,719	$ 6,185,762	$ 6,979,315
PEO Actually Paid Compensation Amount	$ 7,150,486	1,789,951	7,049,544	9,867,444	8,273,439
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) equals the Summary Compensation Table total, adjusted to replace the grant date value of stock unit awards with the sum of: (i) the fair value of all equity grants made during the year valued as of the last day of the year; (ii) the year over year changes in fair value of prior year awards that remain outstanding at the end of the year presented; and (iii) for awards that vested in the year presented, the changes in fair value of from prior year end to the vesting date. There were no equity awards that were granted and vested in the same year during the years presented. There were no dividends paid on unvested stock awards during the years presented. The assumptions used to calculate an award's fair value do not materially differ from the disclosed valuation assumptions used to calculate grant date fair value.
The following tables contain a reconciliation of the amounts reported for (i) total compensation in the Summary Compensation Table with the amounts reported for Compensation Actually Paid in each of the years indicated for the PEO, and (ii) an average of the total compensation in the Summary Compensation Table with the amounts reported for the average Compensation Actually Paid to the Non-PEO NEOs, respectively.

	Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for the PEO
Year	Summary Compensation Table Total	Deduct Grant Date Fair Value of Stock Unit Awards	Add Year-end fair value of stock unit awards granted	Add change in fair value of prior year outstanding awards	Add change in fair value of prior year vested awards	Compensation Actually Paid
2025	$10,356,228	$(7,575,742)	$6,537,977	$(347,991)	$(1,819,986)	$7,150,486
2024	$6,340,720	$(3,788,006)	$2,494,082	$(3,177,612)	$(79,233)	$1,789,951
2023	$6,917,719	$(4,125,142)	$4,396,779	$461,933	$(601,745)	$7,049,544
2022	$6,185,762	$(3,420,095)	$4,906,825	$2,649,464	$(454,512)	$9,867,444
2021	$6,979,315	$(4,358,942)	$3,779,167	$1,335,745	$538,154	$8,273,439

	Reconciliation of the Average Summary Compensation Table Total to the Average Compensation Actually Paid to the non-PEO NEOs
Year	Average Summary Compensation Table Total	Deduct Grant Date Average Fair Value of Stock Unit Awards	Add Year-end average fair value of stock unit awards granted	Add change in average fair value of prior year outstanding awards	Add change in average fair value of prior year vested awards	Average Compensation Actually Paid
2025	$2,822,596	$(1,194,053)	$1,034,263	$(31,941)	$(456,516)	$2,174,349
2024	$2,043,085	$(831,220)	$546,093	$(695,746)	$(17,211)	$1,045,001
2023	$2,200,003	$(903,227)	$962,697	$102,449	$(132,901)	$2,229,021
2022	$2,058,411	$(748,853)	$1,074,383	$577,697	$(79,221)	$2,882,417
2021	$2,190,289	$(947,297)	$821,299	$281,351	$68,111	$2,413,753

Non-PEO NEO Average Total Compensation Amount	$ 2,822,596	2,043,085	2,200,003	2,058,411	2,190,289
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,174,349	1,045,001	2,229,021	2,882,417	2,413,753
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (“CAP”) equals the Summary Compensation Table total, adjusted to replace the grant date value of stock unit awards with the sum of: (i) the fair value of all equity grants made during the year valued as of the last day of the year; (ii) the year over year changes in fair value of prior year awards that remain outstanding at the end of the year presented; and (iii) for awards that vested in the year presented, the changes in fair value of from prior year end to the vesting date. There were no equity awards that were granted and vested in the same year during the years presented. There were no dividends paid on unvested stock awards during the years presented. The assumptions used to calculate an award's fair value do not materially differ from the disclosed valuation assumptions used to calculate grant date fair value.
The following tables contain a reconciliation of the amounts reported for (i) total compensation in the Summary Compensation Table with the amounts reported for Compensation Actually Paid in each of the years indicated for the PEO, and (ii) an average of the total compensation in the Summary Compensation Table with the amounts reported for the average Compensation Actually Paid to the Non-PEO NEOs, respectively.

	Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for the PEO
Year	Summary Compensation Table Total	Deduct Grant Date Fair Value of Stock Unit Awards	Add Year-end fair value of stock unit awards granted	Add change in fair value of prior year outstanding awards	Add change in fair value of prior year vested awards	Compensation Actually Paid
2025	$10,356,228	$(7,575,742)	$6,537,977	$(347,991)	$(1,819,986)	$7,150,486
2024	$6,340,720	$(3,788,006)	$2,494,082	$(3,177,612)	$(79,233)	$1,789,951
2023	$6,917,719	$(4,125,142)	$4,396,779	$461,933	$(601,745)	$7,049,544
2022	$6,185,762	$(3,420,095)	$4,906,825	$2,649,464	$(454,512)	$9,867,444
2021	$6,979,315	$(4,358,942)	$3,779,167	$1,335,745	$538,154	$8,273,439

	Reconciliation of the Average Summary Compensation Table Total to the Average Compensation Actually Paid to the non-PEO NEOs
Year	Average Summary Compensation Table Total	Deduct Grant Date Average Fair Value of Stock Unit Awards	Add Year-end average fair value of stock unit awards granted	Add change in average fair value of prior year outstanding awards	Add change in average fair value of prior year vested awards	Average Compensation Actually Paid
2025	$2,822,596	$(1,194,053)	$1,034,263	$(31,941)	$(456,516)	$2,174,349
2024	$2,043,085	$(831,220)	$546,093	$(695,746)	$(17,211)	$1,045,001
2023	$2,200,003	$(903,227)	$962,697	$102,449	$(132,901)	$2,229,021
2022	$2,058,411	$(748,853)	$1,074,383	$577,697	$(79,221)	$2,882,417
2021	$2,190,289	$(947,297)	$821,299	$281,351	$68,111	$2,413,753

Compensation Actually Paid vs. Total Shareholder Return
The following graph describes the relationship between Compensation Actually Paid (“CAP”) to the principal executive officer and the Average Compensation Actually Paid to the Non-PEO NEOs and Octave's cumulative total stockholder return (“Octave TSR”) over the last five fiscal years.

Compensation Actually Paid vs. Net Income	The following graph describes the relationship between CAP to our named executive officers and Octave's Net Income over the last five fiscal years.
Compensation Actually Paid vs. Company Selected Measure	has selected ID Adjusted EBITDA Margin as its CSM for 2025 representing Adjusted EBITDA against Revenues within the ID segment. For prior years CSM was rTSR measure representing the percentile rank of Octave's TSR as compared to the TSR of all members of the peer group within each LTIP issuance, ranked in descending order (including Octave).The following graphs show the relationship of CAP compared with CSM metric’s over the last five fiscal years.
Total Shareholder Return Vs Peer Group	's TSR and the S&P Completion index cumulative TSR over the last five fiscal years. The comparison assumes $100 was invested in the Company and in the S&P Completion index for the period starting December 31, 2019 and was held through the end of each fiscal year listed in the first table set forth above. Historical stock performance is not necessarily indicative of future stock performance.
Tabular List, Table

●	Adjusted Insurance Distribution EBITDA Margin to Octave Shareholders
●	Total Insurance Distribution Revenues
●	Everspan Combined Ratio
●	Insurance Distribution 3-year EBITDA Growth Rate
●	Insurance Distribution 3-year Organic Revenue Growth Rate

Total Shareholder Return Amount	$ 51	59	76	81	75
Peer Group Total Shareholder Return Amount	126	150	130	105	145
Net Income (Loss)	$ (259,000,000)	$ (556,000,000)	$ 5,000,000	$ 522,000,000	$ (17,000,000)
Company Selected Measure Amount	0.160	0.10	0.39	0.45	0.07
PEO Name	Claude LeBlanc
Additional 402(v) Disclosure
This “Pay Versus Performance” section provides information concerning executive pay (“compensation actually paid” as defined by the SEC) and Company performance for each of the fiscal years ending December 31, 2021, 2022, 2023, 2024, and 2025. The Compensation Committee did not consider this pay versus performance disclosure when making compensation decisions. These amounts have been calculated as required by SEC rules and do not reflect the actual amounts of compensation earned or realized by our NEOs. The following table below provides information concerning executive pay and Company performance as required under SEC Regulation S-K Item 402(v).
The following table contains a list that shows the most important financial performance measures used by Octave's Compensation Committee to link compensation actually paid to the named executive officers to Company performance for the most recently completed fiscal year.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Insurance Distribution EBITDA Margin to Octave Shareholders
Measure:: 2
Pay vs Performance Disclosure
Name	Total Insurance Distribution Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Everspan Combined Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Insurance Distribution 3-year EBITDA Growth Rate
Measure:: 5
Pay vs Performance Disclosure
Name	Insurance Distribution 3-year Organic Revenue Growth Rate
Measure:: 8
Pay vs Performance Disclosure
Non-GAAP Measure Description	selected relative total stockholder return (“rTSR”) as the company-selected measure (“CSM”) from 2021 to 2024 and has selected adjusted EBITDA Margin to Octave Shareholders as its 2025 CSM.
Beginning in fiscal year 2025 Octave has selected Insurance Distribution (“ID”) EBITDA Margin to Octave Shareholders as its CSM. The Compensation Committee approved revisions to the Company’s short‑term incentive plan which includes linking CAP to our NEO directly within the ID segment. As a result of these changes, ID Adjusted EBITDA Margin to Octave Shareholders became the most important financial performance measure used to link compensation actually paid to performance for fiscal year 2025. ID Adjusted EBITDA Margin to Octave Shareholders measures the core earnings power of the segment. It is comprised of Adjusted EBITDA to Octave Shareholders which is a Non-GAAP measurement, for a discussion see Note 3, Segment Information, to Octave’s consolidated financial statements for the year-ended December 31, 2025. For this CSM metric, Adjusted EBITDA to Octave Shareholders is further adjusted by reversing EBITDA from any start-up entities that are under three years from inception. The resulting Adjusted EBITDA is then presented as a ratio against Total ID Revenues.
In prior fiscal years (2021–2024), relative total stockholders return (“rTSR”) was the most important financial performance measure used to determine CAP for our NEO’s and therefore served as the CSM for Octave. This measure was first approved by Octave's Compensation Committee for the 2019 LTIP but due to shifting overall company objectives this metric is not used as our CSM in 2025 as it does not link directly to our NEO’s CAP, consistent with SEC Regulation S-K Item 402(v).
The following table links Non-GAAP Adjusted EBITDA to Octave Shareholders to Octave’s 2025 CSM, as disclosed in Note 3, Segment Information, to Octave’s consolidated financial statements for the year-ended December 31, 2025.

	Note 3, Segment Information, to Octave’s consolidated financial statements for the year ended December 31, 2025	Adjusted EBITDA Metric Adjustment	2025 ID Adjusted EBITDA Margin Metric
Adjusted EBITDA attributable to Octave shareholders	$22,542	$(589)	$21,953
Total Revenues	163,726	(26,587)	137,139
Adjusted EBITDA Margin attributable to shareholders	13.8%		16.0%

PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,575,742)	$ (3,788,006)	$ (4,125,142)	$ (3,420,095)	$ (4,358,942)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,537,977	2,494,082	4,396,779	4,906,825	3,779,167
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,991)	(3,177,612)	461,933	2,649,464	1,335,745
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,819,986)	(79,233)	(601,745)	(454,512)	538,154
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,194,053)	(831,220)	(903,227)	(748,853)	(947,297)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,034,263	546,093	962,697	1,074,383	821,299
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,941)	(695,746)	102,449	577,697	281,351
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (456,516)	$ (17,211)	$ (132,901)	$ (79,221)	$ 68,111